Note 3 - Revenue Recognition (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Maintenance Plan, Service Requirement, Period Subsequent to One Year Anniversary of Invoice	1 year
Standard Product Warranty, Term	1 year
Accounts Receivable, Net, Current, Total	$ 238,598	$ 137,499	$ 38,919
Contract with Customer, Liability, Current	$ 15,306	$ 6,663	$ 7,998
Minimum [Member]
Standard Payment Term for Customers	30 days
Maximum [Member]
Standard Payment Term for Customers	60 days